Bank Borrowings	6 Months Ended
Jun. 30, 2025
Bank Borrowings [Abstract]
Bank Borrowings

12. Bank Borrowings

As of June 30, 2025 and December 31, 2024, bank borrowings consisted of the following:

				Outstanding
				principal amount
				as of
Bank facility Provider	Nature of banking facility	Tenor	Amount of banking facility	June 30, 2025	December 31, 2024
				(Unaudited)	(Audited)
Shanghai Commercial Bank (“SCB”)	Revolving trade financing	Maximum 120 days	HK$35,000,000 (approximately $4,480,918)	$1,919,367	$1,761,048
SCB	Installment loan	Fully repayable by March 27, 2037 in monthly installments.	HK$33,545,132 (approximately $4,294,656)	3,276,257	3,416,955
DBS Bank (Hong Kong) Limited (“DBS”)	Accounting payable financing	Maximum 120 days	HK$10,500,000 (approximately $1,344,275)	—	—
				5,195,624	5,178,003
Less: non-current portion				(3,036,426)	(3,225,899)
Bank borrowings, current				$2,159,198	$1,952,104

These bank borrowings were primarily obtained for general working capital.

SCB banking facility

Under the banking facility letter dated May 5, 2020 and subsequent amendments made on October 21, 2021, Shanghai Commercial Bank Limited (“SCB”), a bank in Hong Kong, extended a banking facility to Top Win Hong Kong and Top Pride International Ltd. (“Top Pride”). Top Pride was a related party of the Company up to October 29, 2024, as it was controlled by Mr. Sit Hon, who served as the former controlling shareholder and director of Top Win Hong Kong until that date. The facility comprises:

(i)	trade financing of HK$35,000,000 (approximately $4,480,918) or an equivalent amount in other currencies shared between the Group and Top Pride and at an interest rate of 2% p.a. over 1-month HIBOR for Hong Kong Dollars, 2% p.a. over the applicable Benchmark for U.S. Dollars, Euros, and Swiss Francs, and 2% p.a. over 1-month SIBOR for Singapore Dollars, with a minimum interest rate at 3.75% p.a. for U.S. Dollars, Euros, and Swiss Francs, and a maximum tenor of 120 days. These bank borrowings are classified as current liability on the unaudited condensed consolidated balance sheets since they are scheduled to mature within one year;

(ii)	instalment loan of HK$33,545,132 (approximately $4,294,656) to the Group at an interest rate of 2% p.a. over 1, 2, or 3-month HIBOR, to be repaid in full by March 27, 2037 in monthly installments. Among the outstanding principal of $3,276,257, $239,831 is repayable within one year by installments and is classified as current liability, whilst the remaining portion of $3,036,426 is long-term obligation and is reclassified as long-term liability on the unaudited condensed consolidated balance sheets.

The securities provided under the SCB banking facility include (i) a pledge of the property located at 33/F, Sunshine Plaza, 353 Lockhart Road, Hong Kong, which is owned by New Harvest Investment Holding Ltd (“New Harvest”), a company controlled by Mr. Sit Hon; (ii) a personal guarantee given by Mr. Sit Hon in the amount of HK$96,100,000 (approximately $12,000,000). No other significant covenants are identified in the SCB banking facility.

Although Mr. Sit Hon, New Harvest, and Top Pride ceased to be related parties of the Group as of October 29, 2024, these parties have remained committed to providing the aforementioned securities to secure the Group’s banking facility. The terms of the existing banking facility remain in full force and effect.

As of June 30, 2025 and December 31, 2024, the Company utilized revolving trade financing in the amounts of $1,919,367 and $1,761,048, respectively, and installment loan totaling $3,276,257 and $3,416,955 under the SCB banking facility. As of June 30, 2025 and December 31, 2024, Top Pride did not utilize the shared banking facility extended by SCB.

DBS banking facility

On November 30, 2021, DBS Bank (Hong Kong) Limited extended a banking facility to the Group and its related party, Top Pride. The facility comprises account payable financing HK$10,500,000 (approximately $1,344,275) shared between Top Win Hong Kong and Top Pride, at an interest rate of 2% p.a. over the 1-month HIBOR for Hong Kong Dollars and 2% p.a. over the bank’s 1-month cost of funds for other currencies, with a minimum interest rate at 3.75% p.a. for currencies other than Hong Kong Dollars, and a maximum tenor of 120 days. These bank borrowings are classified as current liability on the unaudited condensed consolidated balance sheets since they are scheduled to mature within one year.

The securities provided under the DBS banking facility include: (i) a cash deposit of HK$2,944,490 (approximately $376,972) placed by Top Win Hong Kong in favour of DBS with all interest accrued thereon for the account; (ii) personal guarantee and indemnity for an unlimited amount executed by Mr. Sit Hon; (iii) a guarantee and indemnity for an unlimited amount executed by Mrs. Ho Ling Fung, who is Mr. Sit Hon’s mother; (iv) guarantee and indemnity for an unlimited amount executed by New Harvest; (v) guarantee and indemnity for an unlimited amount executed by Top Pride; and (vi) assignment of the Sun Life Insurance policy.

On September 24, 2024, DBS Bank (Hong Kong) Limited amended certain terms of its banking facility. The interest rate for account payable financing in currencies other than Hong Kong Dollars was adjusted to 1.75% p.a. over the bank’s 1-month cost of funds for those currencies, with a minimum interest rate of 3.5% p.a. The interest rate for Hong Kong Dollars remains unchanged from the original bank facility letter. Additionally, the security in the form of “a guarantee and indemnity for an unlimited amount executed by Mrs. Ho Ling Fung” was removed from the bank facility letter. For the periods ended June 30, 2025, 2024 and 2023, the Group met all covenant requirements under the banking facility.

Further on January 14, 2025, DBS Bank (Hong Kong) Limited amended certain terms of its banking facility. The facility limit for Accounts Payable Financing was adjusted from HK$10,500,000 (approximately $1,337,597) to HK$4,500,000 (approximately $573,256). Additionally, the security in the form of “assignment of the Sun Life Insurance policy” was removed, and the security term “personal guarantee and indemnity for an unlimited amount executed by Mr. Ngai Kwan” was added in the bank facility letter.

Although Mr. Sit Hon, New Harvest, and Top Pride ceased to be related parties of the Group as of October 29, 2024, these parties have remained committed to providing the aforementioned securities to secure the Group’s banking facility. The terms of the existing banking facility remain in full force and effect.

As of June 30, 2025 and December 31, 2024, the Company did not utilize accounting payable financing under the DBS banking facility. As of June 30, 2025 and December 31, 2024, Top Pride did not utilize the shared banking facility extended by DBS.

For the six months ended June 30, 2025, 2024 and 2023, the weighted average annual interest rates for the bank loans were approximately 4.52%, 6.47% and 5.34%, respectively. Interest expenses for the six months ended June 30, 2025, 2024 and 2023, were $117,354, $144,234 and $170,338, respectively.

The table below summarizes the remaining contractual maturities of the bank borrowings as of June 30, 2025. The bank borrowings are categorized by the years in which repayments are due:

During the years ended June 30,
2026	$2,245,572
2027	326,205
2028	326,205
2029	326,205
2030 and after	2,528,092
Total repayments of bank loans	5,752,279
Less: imputed interest	(556,655)
Balance recognized as at June 30, 2025	$5,195,624

As of the date of this Form 6-K, a total of $2.1 million of the bank loans have been repaid.